Loss and loss adjustment expense reserves (Tables)	12 Months Ended
Dec. 31, 2020
Loss and Loss Adjustment Expense Reserves [Abstract]
Schedule of loss and loss adjustment expense reserves
As of December 31, 2020 and 2019, loss and loss adjustment expense reserves in the consolidated balance sheets was comprised of the following:

	2020	2019
Case loss and loss adjustment expense reserves	$265,619	$148,166
Incurred but not reported loss and loss adjustment expense reserves	1,043,458	963,359
Deferred gains on retroactive reinsurance contracts	991	167
	$1,310,068	$1,111,692

Schedule of activity in the reserve for losses and loss adjustment expenses
The following table represents the activity in the loss and loss adjustment expense reserves for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Gross reserves for loss and loss adjustment expenses, beginning of year	$1,111,692	$937,157	$720,570
Less: loss and loss adjustment expenses recoverable, beginning of year	(5,520)	(2,031)	(1,113)
Less: deferred charges on retroactive reinsurance contracts	(6,738)	(3,847)	—
Net reserves for loss and loss adjustment expenses, beginning of year	1,099,434	931,279	719,457
Increase (decrease) in net loss and loss adjustment expenses incurred in respect of losses occurring in:
Current year	431,506	489,994	434,276
Prior years	33,792	(86,495)	4,138
Total incurred loss and loss adjustment expenses	465,298	403,499	438,414
Net loss and loss adjustment expenses paid in respect of losses occurring in:
Current year	(73,550)	(63,638)	(85,173)
Prior years	(209,534)	(188,392)	(132,336)
Total net paid losses	(283,084)	(252,030)	(217,509)
Foreign currency translation	8,051	16,686	(9,083)
Net reserves for loss and loss adjustment expenses, end of year	1,289,699	1,099,434	931,279
Plus: loss and loss adjustment expenses recoverable, end of year	14,375	5,520	2,031
Plus: deferred charges on retroactive reinsurance contracts	5,994	6,738	3,847
Gross reserves for loss and loss adjustment expenses, end of year	$1,310,068	$1,111,692	$937,157

Schedule of total loss and loss adjustment expenses incurred, net and net loss and loss adjustment expenses paid by accident years
The following tables provide a breakdown of the Company’s loss and loss adjustment expenses incurred, net and net loss and loss adjustment expenses paid by accident year by line of business for the Company’s prospective reinsurance contracts for the year ended December 31, 2020. The information related to loss and loss adjustment expenses incurred, net and net loss and loss adjustment expenses paid for the years ended December 31, 2012 through 2019 is presented as supplementary information and is unaudited:
Global A&H

Loss and loss adjustment expenses incurred, net
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	716	716	813	829	2
2018	—	—	—	—	—	—	2,624	2,982	3,039	7
2019	—	—	—	—	—	—	—	3,437	3,565	1,001
2020	—	—	—	—	—	—	—	—	3,153	2,671
Total									$10,586	$3,681

Cumulative net losses and loss adjustment expenses paid
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	4	261	575	827
2018	—	—	—	—	—	—	957	2,109	3,032
2019	—	—	—	—	—	—	—	1,640	2,564
2020	—	—	—	—	—	—	—	—	482
Total									$6,905

Global A&H - net reserves for loss and loss adjustment expenses, end of year									$3,681
Marine & Energy

Loss and loss adjustment expenses incurred, net
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	4,673	3,885	812	730	119	80
2017	—	—	—	—	—	3,932	2,829	3,212	3,478	525
2018	—	—	—	—	—	—	3,589	3,852	3,088	585
2019	—	—	—	—	—	—	—	3,967	4,250	2,839
2020	—	—	—	—	—	—	—	—	3,442	3,419
Total									$14,377	$7,448

Cumulative net losses and loss adjustment expenses paid
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—	126
2018	—	—	—	—	—	—	—	—	2,003
2019	—	—	—	—	—	—	—	—	153
2020	—	—	—	—	—	—	—	—	—
Total									$2,282

Marine & Energy - net reserves for loss and loss adjustment expenses, end of year									$12,095
Credit

Loss and loss adjustment expenses incurred, net
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	364	408	113	107	99	77	80	77	—
2014	—	—	5,844	2,657	2,430	2,204	1,384	1,454	1,341	—
2015	—	—	—	5,249	5,048	4,760	4,012	3,129	2,665	78
2016	—	—	—	—	10,750	10,732	10,825	6,564	6,752	1,247
2017	—	—	—	—	—	13,356	13,460	7,029	7,445	2,511
2018	—	—	—	—	—	—	17,415	10,661	12,035	4,947
2019	—	—	—	—	—	—	—	17,740	19,348	10,352
2020	—	—	—	—	—	—	—	—	22,803	9,402
Total									$72,466	$28,537

Cumulative net losses and loss adjustment expenses paid
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	11	66	74	78	77	77	76
2014	—	—	42	784	1,038	1,318	1,322	1,344	1,310
2015	—	—	—	402	1,128	2,045	2,328	2,503	2,408
2016	—	—	—	—	1,013	2,326	3,419	4,197	4,213
2017	—	—	—	—	—	1,100	2,332	3,026	3,319
2018	—	—	—	—	—	—	897	2,716	3,989
2019	—	—	—	—	—	—	—	1,900	3,368
2020	—	—	—	—	—	—	—	—	8,230
Total									$26,913

Credit - net reserves for loss and loss adjustment expenses, end of year									$45,553
Casualty

Loss and loss adjustment expenses incurred, net
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$17,284	$16,798	$16,842	$17,130	$17,148	$17,053	$17,230	$17,287	$17,377	$7
2013	—	48,279	48,606	52,837	52,787	52,735	52,601	52,230	52,450	486
2014	—	—	167,001	174,182	174,714	168,861	168,102	167,237	170,052	11,237
2015	—	—	—	189,321	199,697	183,964	186,499	195,821	195,369	23,674
2016	—	—	—	—	206,074	202,618	205,252	208,768	215,964	48,630
2017	—	—	—	—	—	181,109	186,073	186,623	197,100	73,252
2018	—	—	—	—	—	—	196,161	195,043	203,571	99,702
2019	—	—	—	—	—	—	—	148,962	160,409	94,732
2020	—	—	—	—	—	—	—	—	123,722	101,140
Total									$1,336,014	$452,860

Cumulative net losses and loss adjustment expenses paid
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$5,713	$10,613	$14,404	$15,730	$16,351	$16,114	$16,458	$16,695	$17,038
2013	—	11,260	26,386	35,526	41,892	46,319	48,545	49,855	50,281
2014	—	—	49,855	113,933	127,284	134,658	140,576	143,441	145,293
2015	—	—	—	45,434	95,143	112,164	126,400	134,143	141,579
2016	—	—	—	—	42,665	96,910	114,312	127,468	137,822
2017	—	—	—	—	—	29,550	63,183	78,105	97,029
2018	—	—	—	—	—	—	25,181	55,558	78,508
2019	—	—	—	—	—	—	—	16,826	42,471
2020	—	—	—	—	—	—	—	—	9,980
Total									$720,001

Casualty - net reserves for loss and loss adjustment expenses, end of year									$616,013
Other Specialty

Loss and loss adjustment expenses incurred, net
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	2,317	4,272	4,564	4,564	4,564	4,564	4,564	4,564	—
2014	—	—	27,671	20,272	24,214	19,570	21,346	21,355	21,355	174
2015	—	—	—	61,160	84,198	81,934	81,186	81,320	81,312	525
2016	—	—	—	—	91,574	92,759	90,648	91,332	91,409	259
2017	—	—	—	—	—	80,058	85,255	86,544	86,900	1,754
2018	—	—	—	—	—	—	88,621	100,329	97,627	28,803
2019	—	—	—	—	—	—	—	134,382	152,307	86,385
2020	—	—	—	—	—	—	—	—	136,121	101,140
Total									$671,595	$219,040

Cumulative net losses and loss adjustment expenses paid
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	1,243	4,563	4,563	4,563	4,563	4,563	4,563
2014	—	—	1,221	14,304	20,921	19,034	20,792	21,082	21,139
2015	—	—	—	30,999	66,086	74,904	77,815	79,727	80,301
2016	—	—	—	—	30,997	77,062	85,422	88,842	90,256
2017	—	—	—	—	—	54,370	75,379	81,290	84,079
2018	—	—	—	—	—	—	31,096	48,967	55,655
2019	—	—	—	—	—	—	—	19,930	49,036
2020	—	—	—	—	—	—	—	—	23,148
Total									$408,177

Other Specialty - net reserves for loss and loss adjustment expenses, end of year									$263,418
Property Catastrophe Excess Reinsurance

Loss and loss adjustment expenses incurred, net
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—	39,582	39,250	11,000
2020	—	—	—	—	—	—	—	—	59,245	44,628
Total									$98,495	$55,628

Cumulative net losses and loss adjustment expenses paid
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—	470	15,326
2020	—	—	—	—	—	—	—	—	7,321
Total									$22,647

Property Catastrophe Excess Reinsurance - net reserves for loss and loss adjustment expenses, end of year									$75,848
Property Risk and Pro Rata

Loss and loss adjustment expenses incurred, net
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$10,917	$8,672	$9,375	$9,353	$9,416	$9,472	$9,501	$9,490	$9,484	$2
2013	—	27,765	24,980	25,766	25,882	25,785	26,170	26,051	26,378	232
2014	—	—	40,256	40,920	41,336	44,627	46,500	46,303	46,719	576
2015	—	—	—	50,330	52,533	54,635	56,313	56,201	56,583	902
2016	—	—	—	—	45,415	43,038	43,799	43,733	43,810	1,108
2017	—	—	—	—	—	41,237	41,833	41,753	41,926	1,576
2018	—	—	—	—	—	—	54,084	52,344	52,650	5,797
2019	—	—	—	—	—	—	—	53,597	53,713	7,096
2020	—	—	—	—	—	—	—	—	59,159	29,199
Total									$390,422	$46,488

Cumulative net losses and loss adjustment expenses paid
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$4,656	$8,381	$9,075	$9,186	$9,352	$9,400	$9,482	$9,483	$9,482
2013	—	14,635	22,229	24,023	25,167	25,406	25,815	25,993	26,127
2014	—	—	19,420	34,381	38,448	42,775	44,533	45,312	45,937
2015	—	—	—	22,706	43,382	48,360	51,783	53,924	55,066
2016	—	—	—	—	21,593	31,871	37,044	39,651	41,872
2017	—	—	—	—	—	24,713	33,436	37,171	39,282
2018	—	—	—	—	—	—	26,458	35,169	45,146
2019	—	—	—	—	—	—	—	22,624	43,542
2020	—	—	—	—	—	—	—	—	24,454
Total									$330,908

Property Risk and Pro Rata - net reserves for loss and loss adjustment expenses, end of year									$59,514
Agriculture

Loss and loss adjustment expenses incurred, net
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$52,105	$49,942	$50,055	$50,055	$50,065	$50,104	$50,104	$50,104	$50,104	$1
2013	—	23,273	24,274	23,450	23,138	23,135	23,138	23,125	23,128	1
2014	—	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—	—	—
Total									$73,232	$2

Cumulative net losses and loss adjustment expenses paid
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$2,666	$48,455	$50,024	$50,025	$50,067	$50,103	$50,103	$50,103	$50,103
2013	—	—	22,232	23,138	23,134	23,135	23,137	23,127	23,127
2014	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—	—
Total									$73,230

Agriculture - net reserves for loss and loss adjustment expenses, end of year									$2
Other

Loss and loss adjustment expenses incurred, net
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net
<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—	2,863	2,863
Total									$2,863	$2,863

Cumulative net losses and loss adjustment expenses paid
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020
<---------------------------------------------- Unaudited ---------------------------------------------->
2012	$—	$—	$—	$—	$—	$—	$—	$—	$—
2013	—	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—	—
Total									$—

Other - net reserves for loss and loss adjustment expenses, end of year									$2,863
Property and Casualty Reinsurance - Retroactive Reinsurance Contracts
The Company writes reinsurance contracts that provide limited protection against adverse development on loss originating from multiple accident years. The Company has other retroactive exposure within contracts that provide primarily prospective coverage. These contracts are included in the prospective reinsurance tables above. These contracts are typically part of prospective reinsurance contracts with a small portion of retroactive exposure resulting from the delay between the dates when the relevant contract was bound and the dates on which each incepted. The information below includes loss and loss adjustment expenses incurred, net and loss and loss adjustment expenses paid, net, by accident year for the Company's retroactive reinsurance contracts presented by year of inception of the retroactive reinsurance contracts.
The Company's estimate for loss and loss adjustment expenses incurred, net, at inception of all retroactive reinsurance contracts entered into to date was the same when the contract incepted and at the relevant year end position. As a result, there was no development in the year of inception for any of the Company's retroactive reinsurance contracts written to date. In addition, there were no loss and loss adjustment expenses paid, net, at inception of the Company's retroactive reinsurance contracts. The information related to loss and loss adjustment expenses incurred, net and net loss and loss adjustment expenses paid for the years ended December 31, 2012 through 2019 is presented as supplementary information and is unaudited.
Retroactive contracts incepting in the year ended December 31, 2012
The Company did not enter into any retroactive reinsurance contracts during the year ended December 31, 2012.
Retroactive contracts incepting in the year ended December 31, 2013

Loss and loss adjustment expenses incurred, net
Accident year	2013	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net

	<---------------------------------------- Unaudited --------------------------------------------------->
2011	$5,419	$4,173	$4,173	$4,173	$4,173	$4,173	$4,173	$4,173	$—
2012	10,197	7,853	7,853	7,853	7,853	7,853	7,853	7,853	—
2013	4,908	3,779	3,779	3,779	3,779	3,779	3,779	3,779	—
2014	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—	—
Total								$15,805	$—

Cumulative net loss and loss adjustment expenses paid
Accident year	2013	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------- Unaudited --------------------------------------------------->
2011	$—	$1,654	$4,173	$4,173	$4,173	$4,173	$4,173	$4,173
2012	—	3,113	7,853	7,853	7,853	7,853	7,853	7,853
2013	—	1,498	3,779	3,779	3,779	3,779	3,779	3,779
2014	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—
Total								$15,805
Net reserves for loss and loss adjustment expenses from 2011 to 2020								—
Net reserves for loss and loss adjustment expenses prior to 2011								—
Retroactive contracts incepting in the year ended December 31, 2013 - net reserves for loss and loss adjustment expenses, end of year								$—
Retroactive contracts incepting in the year ended December 31, 2014

Loss and loss adjustment expenses incurred, net
Accident year	2014	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net

	<---------------------------------------- Unaudited ----------------------------------->
2011	$4,293	$3,498	$3,090	$3,274	$2,895	$1,529	$1,529	$—
2012	12,343	10,930	9,655	10,230	9,045	4,778	4,778	—
2013	19,174	17,142	15,143	16,045	14,185	7,493	7,493	—
2014	10,851	9,711	8,578	9,089	8,035	4,245	4,245	—
2015	—	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—
Total							$18,045	$—

Cumulative net loss and loss adjustment expenses paid
Accident year	2014	2015	2016	2017	2018	2019	2020
	<---------------------------------------- Unaudited ----------------------------------->
2011	$—	$—	$—	$—	$—	$—	$1,529
2012	—	—	—	—	—	—	4,778
2013	—	—	—	—	—	—	7,493
2014	—	—	—	—	—	—	4,245
2015	—	—	—	—	—	—	—
2016	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—
Total							$18,045
Net reserves for loss and loss adjustment expenses from 2011 to 2020							—
Net reserves for loss and loss adjustment expenses prior to 2011							—
Retroactive contracts incepting in the year ended December 31, 2014 - net reserves for loss and loss adjustment expenses, end of year							$—
Retroactive contracts incepting in the year ended December 31, 2015

Loss and loss adjustment expenses incurred, net
Accident year	2015	2016	2017	2018	2019	2020	IBNR loss and LAE reserves, net

	<-------------------------------- Unaudited --------------------------->
2011	$10,433	$10,433	$7,913	$7,527	$4,509	$3,108	$3,108
2012	15,400	15,400	11,820	11,482	6,817	4,480	4,480
2013	18,995	18,995	14,600	14,216	8,432	5,510	5,510
2014	41,992	41,992	32,545	32,143	18,953	11,971	11,971
2015	2,596	2,596	1,788	1,395	913	913	913
2016	—	—	—	—	—	—	—
2017	—	—	—	—	—	—	—
2018	—	—	—	—	—	—	—
2019	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—
Total						$25,982	$25,982

Cumulative net loss and loss adjustment expenses paid
Accident year	2015	2016	2017	2018	2019	2020
	<-------------------------------- Unaudited --------------------------->
2011	$—	$—	$—	$—	$—	$—
2012	—	—	—	—	—	—
2013	—	—	—	—	—	—
2014	—	—	—	—	—	—
2015	—	—	—	—	—	—
2016	—	—	—	—	—	—
2017	—	—	—	—	—	—
2018	—	—	—	—	—	—
2019	—	—	—	—	—	—
2020	—	—	—	—	—	—
Total						$—
Net reserves for loss and loss adjustment expenses from 2011 to 2020						25,982
Net reserves for loss and loss adjustment expenses prior to 2011						3,454
Retroactive contracts incepting in the year ended December 31, 2015 - net reserves for loss and loss adjustment expenses, end of year						$29,436
Retroactive contracts incepting in the year ended December 31, 2016
The Company did not enter into any retroactive reinsurance contracts during the year ended December 31, 2016.
Retroactive contracts incepting in the year ended December 31, 2017

Loss and loss adjustment expenses incurred, net
Accident year	2017	2018	2019	2020	IBNR loss and LAE reserves, net
	<-------------- Unaudited -------------->
2011	$1,693	$1,612	$966	$871	$871
2012	2,248	2,174	1,295	1,158	1,158
2013	3,460	3,365	2,000	1,783	1,783
2014	9,894	9,765	5,768	5,101	5,101
2015	13,002	12,805	7,570	6,703	6,703
2016	24,643	24,408	14,397	12,708	12,708
2017	50,570	50,588	29,719	26,090	26,090
2018	—	—	—	—	—
2019	—	—	—	—	—
2020	—	—	—	—	—
Total				$54,414	$54,414

Cumulative net loss and loss adjustment expenses paid
Accident year	2017	2018	2019	2020
	<-------------- Unaudited -------------->
2011	$—	$—	$—	$—
2012	—	—	—	—
2013	—	—	—	—
2014	—	—	—	—
2015	—	—	—	—
2016	—	—	—	—
2017	—	—	—	—
2018	—	—	—	—
2019	—	—	—	—
2020	—	—	—	—
Total				$—
Net reserves for loss and loss adjustment expenses from 2011 to 2020				54,414
Net reserves for loss and loss adjustment expenses prior to 2011				485
Retroactive contracts incepting in the year ended December 31, 2017 - net reserves for loss and loss adjustment expenses, end of year				$54,899

Retroactive contracts incepting in the year ended December 31, 2018

Loss and loss adjustment expenses incurred, net
Accident year	2018	2019	2020	IBNR loss and LAE reserves, net
	<------ Unaudited ------>
2011	$200	$132	$132	$129
2012	452	376	376	102
2013	2,300	2,072	2,072	148
2014	6,000	5,466	5,466	241
2015	13,184	12,092	12,092	330
2016	20,093	18,488	18,488	364
2017	17,847	16,439	16,439	280
2018	15,396	14,240	14,240	101
2019	—	—	—	—
2020	—	—	—	—
Total			$69,305	$1,695

Cumulative net loss and loss adjustment expenses paid
Accident year	2018	2019	2020
	<------ Unaudited ------>
2011	$—	$3	$3
2012	—	274	274
2013	—	1,924	1,924
2014	—	5,225	5,225
2015	—	11,762	11,762
2016	—	18,124	18,124
2017	—	16,159	16,159
2018	—	14,139	14,139
2019	—	—	—
2020	—	—	—
Total			$67,610
Net reserves for loss and loss adjustment expenses from 2011 to 2020			1,695
Net reserves for loss and loss adjustment expenses prior to 2011			348
Retroactive contracts incepting in the year ended December 31, 2018 - net reserves for loss and loss adjustment expenses, end of year			$2,043
Retroactive contracts incepting in the year ended December 31, 2019

Loss and loss adjustment expenses incurred, net
Accident year	2019	2020	IBNR loss and LAE reserves, net
	Unaudited
2011	$2,064	$2,218	$2,218
2012	1,211	1,286	1,286
2013	1,983	2,152	2,152
2014	4,328	4,750	4,750
2015	6,197	6,815	6,815
2016	10,858	12,106	12,106
2017	12,908	14,309	14,309
2018	16,769	18,544	18,544
2019	35,527	39,913	39,913
2020	—	—	—
Total		$102,093	$102,093

Cumulative net loss and loss adjustment expenses paid
Accident year	2019	2020
	Unaudited
2011	$—	$—
2012	—	—
2013	—	—
2014	—	—
2015	—	—
2016	—	—
2017	—	—
2018	—	—
2019	—	—
2020	—	—
Total		$—
Net reserves for loss and loss adjustment expenses from 2011 to 2020		102,093
Net reserves for loss and loss adjustment expenses prior to 2011		2,553
Retroactive contracts incepting in the year ended December 31, 2019 - net reserves for loss and loss adjustment expenses, end of year		$104,646
Retroactive contracts incepting in the year ended December 31, 2020

Loss and loss adjustment expenses incurred, net
Accident year	2020	IBNR loss and LAE reserves, net
2011	$184	$184
2012	177	177
2013	255	255
2014	630	630
2015	811	811
2016	2,089	2,090
2017	2,319	2,319
2018	2,336	2,336
2019	3,337	3,337
2020	7,540	7,541
Total	$19,678	$19,680

Cumulative net loss and loss adjustment expenses paid
Accident year	2020
2011	$—
2012	—
2013	—
2014	—
2015	—
2016	—
2017	—
2018	—
2019	—
2020	—
Total	$—
Net reserves for loss and loss adjustment expenses from 2011 to 2020	19,678
Net reserves for loss and loss adjustment expenses prior to 2011	10
Retroactive contracts incepting in the year ended December 31, 2020 - net reserves for loss and loss adjustment expenses, end of year	$19,688

Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
The following table provides a reconciliation of the Company's loss and loss expense reserves as of December 31, 2020:

2020
Prospective reinsurance contracts
Global A&H	$3,681
Marine & Energy	12,095
Credit	45,553
Casualty	616,013
Other Specialty	263,418
Property Catastrophe Excess Reinsurance	75,848
Property Risk and Pro Rata	59,514
Agriculture	2
Other	2,863
Retroactive reinsurance contracts
Retroactive contracts incepting in the year ended December 31, 2012	—
Retroactive contracts incepting in the year ended December 31, 2013	—
Retroactive contracts incepting in the year ended December 31, 2014	—
Retroactive contracts incepting in the year ended December 31, 2015	29,436
Retroactive contracts incepting in the year ended December 31, 2016	—
Retroactive contracts incepting in the year ended December 31, 2017	54,899
Retroactive contracts incepting in the year ended December 31, 2018	2,043
Retroactive contracts incepting in the year ended December 31, 2019	104,646
Retroactive contracts incepting in the year ended December 31, 2020	19,688
Net reserves for loss and loss adjustment expenses, end of year	1,289,699

Loss and loss adjustment expenses recoverable
Global A&H	—
Marine & Energy	—
Credit	2,373
Casualty	8,982
Other Specialty	—
Property Catastrophe Excess Reinsurance	218
Property Risk and Pro Rata	2,801
Agriculture	1
Other	—
Total loss and loss adjustment expenses recoverable	14,375

Deferred charges on retroactive reinsurance contracts	5,994
Gross reserves for loss and loss adjustment expenses, end of year	$1,310,068

Schedule of percentage annual payout on losses
The following table is presented as supplementary information and presents the Company’s historical average annual percentage payout of loss and loss adjustment expenses incurred, net by age, as of December 31, 2020:

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9
	(Unaudited)
Prospective reinsurance contracts
Global A&H	23.3%	31.6%	34.1%	30.4%	—%	—%	—%	—%	—%
Marine & Energy	—%	0.9%	21.6%	1.8%	—%	—%	—%	—%	—%
Credit	12.7%	22.2%	26.9%	11.6%	3.1%	(1.1)%	(1.4)%	(1.5)%	—%
Casualty	19.2%	24.2%	11.8%	7.8%	4.9%	2.1%	1.9%	1.1%	2.0%
Other Specialty	25.3%	34.8%	22.9%	0.3%	3.0%	0.7%	0.1%	—%	—%
Property Catastrophe Excess Reinsurance	6.8%	37.8%	—%	—%	—%	—%	—%	—%	—%
Property Risk and Pro Rata	47.6%	29.5%	10.2%	5.3%	3.1%	1.4%	1.0%	0.3%	—%
Agriculture	2.7%	93.8%	3.5%	—%	—%	—%	—%	—%	—%
Other	—%	—%	—%	—%	—%	—%	—%	—%	—%
Retroactive reinsurance contracts
Retroactive contracts incepting in the year ended December 31, 2012	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Retroactive contracts incepting in the year ended December 31, 2013	4.4%	23.7%	31.4%	4.6%	3.4%	2.6%	3.3%	—%	n/a
Retroactive contracts incepting in the year ended December 31, 2014	—%	—%	—%	—%	—%	—%	—%	n/a	n/a
Retroactive contracts incepting in the year ended December 31, 2015	—%	—%	—%	—%	—%	—%	n/a	n/a	n/a
Retroactive contracts incepting in the year ended December 31, 2016	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Retroactive contracts incepting in the year ended December 31, 2017	—%	—%	—%	—%	n/a	n/a	n/a	n/a	n/a
Retroactive contracts incepting in the year ended December 31, 2018	—%	97.1%	—%	n/a	n/a	n/a	n/a	n/a	n/a
Retroactive contracts incepting in the year ended December 31, 2019	—%	—%	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Retroactive contracts incepting in the year ended December 31, 2020	—%	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a